Summary of significant accounting policies - Asset retirement obligations and other retirement costs (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023
Asset retirement obligations
Balance at the beginning of the period		$ 1,458,937	$ 1,343,743
Liabilities incurred		65,149	62,841
Liabilities settled		(23,293)	(14,521)
Accretion		69,223	65,907	$ 55,953
Deferred accretion		(142)	5
Change in cash flow estimates		(290,753)	962
Balance at the end of the period		1,279,121	1,458,937	1,343,743
Coal Combustion Residuals
Cost to close plant		1,279,121	1,458,937	1,343,743
Increase (decrease) in the obligation for coal ash decommissioning		(56,171)	321
Fund balances for coal ash pond and landfill decommissioning		201,535	176,630
Hatch Unit No. 1
Nuclear Decommissioning
Estimated costs based on site study		348,000
Hatch Unit No. 1 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study		234,000
Hatch Unit No. 1 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study		95,000
Hatch Unit No. 1 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study		19,000
Hatch Unit No. 2
Nuclear Decommissioning
Estimated costs based on site study		358,000
Hatch Unit No. 2 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study		242,000
Hatch Unit No. 2 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study		89,000
Hatch Unit No. 2 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study		27,000
Vogtle Unit No. 1
Nuclear Decommissioning
Estimated costs based on site study		333,000
Vogtle Unit No. 1 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study		216,000
Vogtle Unit No. 1 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study		86,000
Vogtle Unit No. 1 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study		31,000
Vogtle Unit No. 2
Nuclear Decommissioning
Estimated costs based on site study		347,000
Vogtle Unit No. 2 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study		226,000
Vogtle Unit No. 2 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study		82,000
Vogtle Unit No. 2 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study		39,000
Vogtle Unit No. 3
Nuclear Decommissioning
Estimated costs based on site study		247,000
Coal Combustion Residuals
Asset retirement obligation, period increase (decrease)	$ (232,000)
Cost to close plant					$ 65,100	$ 62,841
Vogtle Unit No. 3 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study		195,000
Vogtle Unit No. 3 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study		27,000
Vogtle Unit No. 3 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study		25,000
Vogtle Unit No. 4
Nuclear Decommissioning
Estimated costs based on site study		261,000
Vogtle Unit No. 4 | Radiated structures
Nuclear Decommissioning
Estimated costs based on site study		199,000
Vogtle Unit No. 4 | Spent fuel management
Nuclear Decommissioning
Estimated costs based on site study		29,000
Vogtle Unit No. 4 | Non-radiated structures
Nuclear Decommissioning
Estimated costs based on site study		33,000
Nuclear
Asset retirement obligations
Balance at the beginning of the period		929,804	820,106
Liabilities incurred		65,149	62,841
Liabilities settled		0	0
Accretion		49,307	46,857
Deferred accretion		0	0
Change in cash flow estimates		(232,021)	0
Balance at the end of the period		812,239	929,804	820,106
Coal Combustion Residuals
Cost to close plant		812,239	929,804	820,106
Coal Ash Pond
Asset retirement obligations
Balance at the beginning of the period		463,967	461,528
Liabilities incurred		0	0
Liabilities settled		(21,593)	(14,445)
Accretion		17,109	16,558
Deferred accretion		(142)	5
Change in cash flow estimates		(56,171)	321
Balance at the end of the period		403,170	463,967	461,528
Coal Combustion Residuals
Cost to close plant		403,170	463,967	461,528
Other
Asset retirement obligations
Balance at the beginning of the period		65,166	62,109
Liabilities incurred		0	0
Liabilities settled		(1,700)	(76)
Accretion		2,807	2,492
Deferred accretion		0	0
Change in cash flow estimates		(2,561)	641
Balance at the end of the period		63,712	65,166	62,109
Coal Combustion Residuals
Cost to close plant		$ 63,712	$ 65,166	$ 62,109